Business Combination - Additional Information (Detail) - USD ($)							3 Months Ended	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023	Nov. 13, 2023	Apr. 12, 2023	May 27, 2022	May 23, 2022	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	May 23, 2024	Mar. 31, 2024	Mar. 26, 2024
Business Acquisition [Line Items]
Warrants decreased resulting in other income	$ 0	$ 0						$ (76,362,000)	$ (4,058,000)	$ (4,785,000)	$ 2,870,000
Warrants outstanding	124,835,541	35,908,200					124,835,541	124,835,541		35,908,200			84,426,017
Warrants or rights exercise price	$ 82.43	$ 286.56					$ 82.43	$ 82.43		$ 286.56			$ 121.88
Period of new warrants exercisable closing date										30 days
Increase in TRA liability								$ 12,400,000		$ 11,300,000	2,500,000
Nomura Promissory Note [Member]
Business Acquisition [Line Items]
Principal amount of unsecured promissory note			$ 28,900,000	$ 26,300,000	$ 24,500,000									$ 30,000,000
Debt instrument maturity date			Dec. 31, 2024	Sep. 30, 2024
Debt description								The Third Amended and Restated Nomura Note carries an interest rate of 16% per annum and is payable in kind or in cash, at the Company’s discretion, every 30 calendar days after March 26, 2024. Upon two days prior written notice to Nomura, the Company may prepay all or any portion of the then outstanding principal amount under the Nomura Note together with all accrued and unpaid interest thereon.		The Amended and Restated Nomura Promissory Note carries an interest rate of 16% per annum and is payable in kind or in cash, at the Company’s discretion, every 30 calendar days after March 26, 2024. Upon two days prior written notice to Nomura, the Company may prepay all or any portion of the then outstanding principal amount under the promissory note together with all accrued and unpaid interest thereon.
Interest rate of promissory note			16.00%	16.00%	8.00%
Subsequent Event [Member] | Nomura Promissory Note [Member]
Business Acquisition [Line Items]
Principal amount of unsecured promissory note														$ 30,000,000
Tax Receivable Agreement [Member]
Business Acquisition [Line Items]
Percentage of pay sellers to amount of tax benefit								85.00%		85.00%
Payments to continuing equity owners and blocker shareholders										$ 0	$ 0
Warrants [Member]
Business Acquisition [Line Items]
Class of warrants or rights exercisable period										10 days
Warrants or rights exercise price		0.0025								$ 0.0025
Public Warrants [Member]
Business Acquisition [Line Items]
Warrants or rights exercise price	0.0025						0.0025	$ 0.0025
Common Class A [Member]
Business Acquisition [Line Items]
Common stock, par value	$ 0.0001	$ 0.0001					$ 0.0001	$ 0.0001		$ 0.0001	$ 0.0001
Business combination units issued						130,000,000
Warrant, exercise price, decrease per share						$ 0.0025
Warrants decreased resulting in other income							$ (26,600)	$ (213,600)		$ (4,800,000)
Warrants outstanding	11,800,000	11,800,000					11,800,000	11,800,000		11,800,000
Warrants or rights exercise price	$ 287.5	$ 287.5					$ 287.5	$ 287.5		$ 287.5		$ 0.0001
Dividend comprising number of new warrants payable holders								1,028,000,000		1,028,000,000
Warrants issued	8,900,000	8,900,000					8,900,000	8,900,000		8,900,000
Common Class A [Member] | Membership Interest Purchase Agreement [Member]
Business Acquisition [Line Items]
Business combination, share price per share						$ 0.0001
Business combination units issued						126,178,932
Business combination, direct and incremental costs						$ 79,200,000
Common Class A [Member] | Forced Expiratory Flow Shares [Member]
Business Acquisition [Line Items]
Net proceeds in business combination						23,400,000
Common Class A [Member] | Warrants [Member]
Business Acquisition [Line Items]
Business combination transaction, assumed liability						$ 12,500,000
Warrants outstanding	2,950,157						2,950,157	2,950,157
Warrants or rights exercise price	$ 0.04						$ 0.04	$ 0.04
Common Class A [Member] | Canceled Units [Member]
Business Acquisition [Line Items]
Business combination units issued						3,821,068
Common Class A [Member] | Up-C Units [Member]
Business Acquisition [Line Items]
Business combination units issued						2,000,880
Class V Common Stock Units [Member] | Non Economic Voting Shares [Member]
Business Acquisition [Line Items]
Common stock, par value						$ 0.0001